Derivative instruments - Protection Sold Credit Derivatives (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Derivative [Line Items]
Credit derivatives, maturity, less than one year	$ 1,400,000	$ 800,000
Credit derivatives, maturity, 1-5 years	75,100,000	91,500,000
Credit derivatives, maturity, more than five years	400,000	400,000
Credit derivatives, total notional amount	76,900,000	92,700,000
Credit derivatives, fair value of receivables	122,416	4,983
Credit derivatives, fair value of payables	(2,308)	(9,839)
Credit derivatives, net fair value	120,108	(4,856)
Investment-grade
EBP, Derivative [Line Items]
Credit derivatives, maturity, less than one year	1,400,000	800,000
Credit derivatives, maturity, 1-5 years	69,900,000	89,200,000
Credit derivatives, maturity, more than five years	400,000	400,000
Credit derivatives, total notional amount	71,700,000	90,400,000
Credit derivatives, fair value of receivables	122,416	4,983
Credit derivatives, fair value of payables	0	(9,839)
Credit derivatives, net fair value	122,416	(4,856)
Noninvestment-grade
EBP, Derivative [Line Items]
Credit derivatives, maturity, less than one year	0	0
Credit derivatives, maturity, 1-5 years	5,200,000	2,300,000
Credit derivatives, maturity, more than five years	0	0
Credit derivatives, total notional amount	5,200,000	2,300,000
Credit derivatives, fair value of receivables	0	0
Credit derivatives, fair value of payables	(2,308)	0
Credit derivatives, net fair value	$ (2,308)	$ 0